THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT 10
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT 11

Supplement dated June 29, 2016 to the Currently Effective Prospectus

The section of the Prospectus entitled “Unit Value” is hereby amended by including the following additional disclosure:

VCA 10 and VCA 11 will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price their Unit Values as of 4:00 p.m., if the particular disruption directly affects only the NYSE.

2016-PROSUPP-2